Annual Total Returns[BarChart] - PGIM QMA Small-Cap Value Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.48%)	14.14%	35.87%	5.89%	(7.04%)	33.94%	6.31%	(18.85%)	19.03%	(3.07%)